Supplemental Cash Flow Information	12 Months Ended
Mar. 31, 2012
Supplemental Cash Flow Information

20. SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental information related to the consolidated statements of cash flows is as follows:

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Cash paid during the year:
Interest	¥4,732	¥6,914	¥9,614
Income taxes	20,515	44,207	15,336
Non-cash investing and financing activities:
Obtaining assets by entering into capital leases	471	201	2,740

During the year ended March 31, 2012, 2011 and 2010, the Company purchased noncontrolling interests reported in the Farm & Industrial Machinery segment. The Company retains the controlling interests before and after the transaction, the cash flow of which is classified in financing activities as Purchases of noncontrolling interests.